Stock-Based Compensation and Stock Purchase Plans - Summary of Restricted Stock Awards (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Summary of unvested stock option awards
Unvested Outstanding, shares, beginning balance	430,754
Outstanding Granted, shares	2,000	181,050
Outstanding Vested, shares	(148,004)
Outstanding Forfeited, shares
Unvested Outstanding, shares, ending balance	284,750	430,754
Unvested Outstanding, Weighted - Average Grant - Date Fair Value, beginning balance	$ 8.28
Granted, Weighted - Average Grant - Date Fair Value	$ 5.85	$ 11.21	$ 7.10
Vested, Weighted - Average Grant - Date Fair Value Forfeited	$ (7.00)
Forfeited, Weighted - Average Grant - Date Fair Value
Unvested Outstanding, Weighted - Average Grant - Date Fair Value, ending balance	$ 8.93	$ 8.28